Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development	$ 967,200	$ 1,246,226	$ 1,883,916	$ 2,344,164	$ 4,833,973	$ 8,717,945
General and administrative expenses	1,454,011	1,481,832	4,948,813	2,370,241	5,054,120	4,841,884
Total operating expenses	2,421,211	2,728,058	6,832,729	4,714,405	9,938,093	13,559,829
Net operating loss	(2,421,211)	(2,728,058)	(6,832,729)	(4,714,405)	(9,938,093)	(13,559,829)
Other income (expenses)
Foreign exchange (loss) gain	(6,862)	(18,302)	(21,491)	9,717	9,928	(296,057)
Interest income	2,160	2,175	14,230	2,347	6,804	1,925
Grant income	138,561		272,340		191,087
Federal wage tax credits					69,416
Interest expense	(15,216)	(1,533)	(23,474)	(4,408)	(17,516)	(37,237)
Write-off of equipment						(5,506)
Impairment of intangible assets			(39,166)
Change in fair value of warrant liability	187,056	(71,856)	(432,933)	(16,658)	(4,085,284)	1,823,444
Provision for loan losses			(55,000)
Total other income (expenses)	305,699	(89,516)	(285,494)	(9,002)	(3,825,565)	1,486,569
Net loss	(2,115,512)	(2,817,574)	(7,118,223)	(4,723,407)	(13,763,658)	(12,073,260)
Other comprehensive loss (income)
Currency translation adjustment		27,898		(8,341)	(19,573)	16,806
Comprehensive loss	$ (2,115,512)	$ (2,789,676)	$ (7,118,223)	$ (4,731,748)	$ (13,783,231)	$ (12,056,454)
Net loss per share, basic (in Dollars per share)	$ (0.35)	$ (0.8)	$ (1.21)	$ (1.49)	$ (3.84)	$ (4.38)
Net loss per share, diluted (in Dollars per share)	$ (0.35)	$ (0.8)	$ (1.21)	$ (1.49)	$ (3.84)	$ (4.38)
Weighted-average shares used to compute net loss per share, basic (in Shares)	6,009,372	3,504,181	5,877,005	3,166,912	3,585,440	2,755,543
Weighted-average shares used to compute net loss per share, diluted (in Shares)	6,009,372	3,504,181	5,877,005	3,166,912	3,585,440	2,755,543